Cash and cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents and restricted cash.
Schedule of cash and cash equivalents and restricted cash

	As of
	January 1,	As of December 31,
	2024	2024	2025
Cash at bank	793	6,277	24,641
Short-term bank deposits	—	—	5,254
Time deposits with maturities over three months	—	—	836
Restricted cash	—	3,049	3,171
	793	9,326	33,902

Schedule of cash and cash equivalents and restricted cash of currencies

	As of
	January 1,	As of December 31,
	2024	2024	2025
US$	647	9,047	26,584
RMB	—	—	1,503
SGD	135	167	821
HK$	8	104	3,613
United Arab Emirates dirhams (“AED”)	—	—	879
Japanese Yen (“JPY”)	—	—	162
Others	3	8	340
	793	9,326	33,902